Operating Expense - Summary of Employee Benefit Expenses, Social Charges and Share-based Compensation from the Operating Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total	$ 70,689	$ 45,074	$ 31,445
Research and Development Costs
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total	23,899	16,109	10,622
Selling and Marketing Costs
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total	21,659	12,085	10,579
General and Administrative Costs
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total	$ 25,131	$ 16,880	$ 10,244